Warrants, founders' warrants and free shares - Warrants issued pursuant to equity compensation plan narrative (Details) - € / shares				12 Months Ended
	Jun. 17, 2022	Apr. 30, 2020	Apr. 03, 2020	Dec. 31, 2022	Dec. 31, 2020
Warrants, founders' warrants and free shares
Number of warrants allocated			7,475,708
Nominal value per share				€ 0.20	€ 0.20
Issue price		€ 0.06
Strike price		€ 0.27		€ 0.56
BSA warrants issued pursuant to equity-compensation plans
Warrants, founders' warrants and free shares
Number of warrants allocated	398,476
Shares called per warrant	1
Nominal value per share	€ 0.20
Issue price	0.0048
Strike price	€ 0.0967